Ordinary Shares	9 Months Ended
Sep. 30, 2020
Ordinary Shares
Ordinary Shares

10.  Ordinary Shares

In April 2020, the Company completed a private placement and issued 135,426,300 Class A Ordinary Shares for total proceeds of US$1,100,000 (RMB7,795,290), among which there were 6,155,740 Class A Ordinary Shares issued to a related party, Tencent and its affiliates (“Tencent Group”), representing total proceeds of US$50,000 (RMB354,975).

In June 2020, 664,703,620 Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one basis.